Material related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Material related party transactions
Schedule of major related parties and their relationships

Name of related parties	Relationship with the Group

Mr. Ye Guofu	Controlling shareholder

Wow Colour Beauty Guangdong Technology Limited	Under common control of the controlling shareholder

Nome Design (Guangzhou) Limited	Under common control of the controlling shareholder

Haydon (Shanghai) Technology Co., Ltd.	Under common control of the controlling shareholder

Mingyou (i)	Under common control of the controlling shareholder

Guangzhou Chuyunju Catering Service Co., Ltd.	Under common control of the controlling shareholder

Guangzhou Chuyunju Catering Management Co., Ltd.	Under common control of the controlling shareholder

Henhaohe Tea Guangdong limited	Under common control of the controlling shareholder

OasVision International Limited	Under common control of the controlling shareholder

MINISO (Zhaoqing) Industrial Investment Co., Ltd.	Under common control of the controlling shareholder

MINISO Lifestyle Nigeria Limited	Under common control of the controlling shareholder

Add a friend (Guangzhou) Co., Ltd.(formerly known as MINISO Corporation)	Under common control of the controlling shareholder

Shanghai Kerong Networks Limited	Significantly influenced by the controlling shareholder

Shenzhen Zhizhi Brand Incubation Limited (ii)	Significantly influenced by the controlling shareholder

ACC Super Accessories Shenzhen Technology Limited	Significantly influenced by the controlling shareholder

ACC Super Accessories International Trade (Shenzhen) Co., Ltd.	Significantly influenced by the controlling shareholder

Guangzhou Mingyou Business Development Co., Ltd. (formerly known as Guangzhou Mingchuang Business Development Co., Ltd.)	Significantly influenced by the controlling shareholder

Guangzhou Mingyou Business Management Co., Ltd.	Significantly influenced by the controlling shareholder

199 Global Holding (Guangzhou) Limited	Significantly influenced by the controlling shareholder

KOURITEN LIMITED (iii)	Subsidiary of an equity-accounted investee of the Group

Miniso Winky Italy S.r.l. (iv)	An equity-accounted investee of the Group

Notes:

(i)	Mingyou is a subsidiary of YGF Investment, which was an equity accounted investee of the Group prior to October 27, 2021. On October 27, 2021, the Group acquired the remaining 80% interest in YGF investment, YGF investment and Mingyou became wholly-owned subsidiaries of the Group since then (see Note 24(b)).

(ii)	The controlling shareholder sold its equity interests in Shenzhen Zhizhi Brand Incubation Limited to a third party on September 25, 2021. Shenzhen Zhizhi Brand Incubation Limited was no longer a related party of the Group since then.
(iii)	On October 26, 2023, the Group invested in the parent company of KOURITEN LIMITED and acquired 25% of its interest. KOURITEN LIMITED became a subsidiary of an equity accounted investee of the Group since then. The transactions between the Group and KOURITEN LIMITED since October 26, 2023 and the balances with KOURITEN LIMITED as at December 31, 2023 and 2024 were included in Notes 28(b) and 28(c), respectively.
(iv)	On July 20, 2024, the Group invested in Miniso Winky Italy S.r.l. and acquired 49% of its interest. Miniso Winky Italy S.r.l. became an equity accounted investee of the Group since then. The transactions between the Group and Miniso Winky Italy S.r.l. since July 20, 2024 and the balances with Miniso Winky Italy S.r.l. as at December 31, 2024 was included in Notes 28(b) and 28(c), respectively.

Schedule of key management personnel compensation

			For the six	For the year
			months ended	ended
	For the year ended June 30,		December 31,	December 31,
	2022	2023	2023	2024
	RMB’000	RMB’000	RMB’000	RMB’000
Short-term employee benefits	13,018	13,069	8,171	10,510
Equity-settled share-based payment expenses (Note 23)	—	718	508	6,368
	13,018	13,787	8,679	16,878

Schedule of other transactions with related parties

			For the six	For the year
			months ended	ended
	For the year ended June 30,		December 31,	December 31,
	2022	2023	2023	2024
	RMB’000	RMB’000	RMB’000	RMB’000

Sales of products
- MINISO Lifestyle Nigeria Limited	—	18,046	11,577	15,743
- OasVision International Limited	16,979	—	—	-
- Haydon (Shanghai) Technology Co., Ltd.	11	—	—	-
- MINISO (Zhaoqing) Industrial Investment Co., Ltd.	—	4,020	3,026	5,556
- Wow Colour Beauty Guangdong Technology Limited	—	85	—	3
- KOURITEN LIMITED	—	—	10,048	78,662
- Miniso Winky Italy S.r.l.	—	—	—	5,581

Provision of information technology support and consulting services
- Haydon (Shanghai) Technology Co., Ltd. (i)	5,688	916	26	50
- Wow Colour Beauty Guangdong Technology Limited (i)	7,080	2,714	1,466	3,002
- ACC Super Accessories Shenzhen Technology Limited (i)	2,651	207	138	81
- Henhaohe Tea Guangdong Limited (i)	8,410	230	—	—

License fee income
- KOURITEN LIMITED	—	—	87	4,138

Purchase of products
- Shanghai Kerong Networks Limited	15,465	12,125	2,286	2,416
- Shenzhen Zhizhi Brand Incubation Limited	4,407	—	—	—
- Wow Colour Beauty Guangdong Technology Limited	1,029	1	23	102
- Nome Design (Guangzhou) Limited	112	—	—	—
- Haydon (Shanghai) Technology Co., Ltd.	53	—	—	—
- 199 Global Holding (Guangzhou) Limited	190	—	—	—
- ACC Super Accessories Shenzhen Technology Limited	48	206	—	—
- ACC Super Accessories International Trade (Shenzhen) Co., Ltd.	—	452	—	—
- Guangzhou Mingyou Business Development Co., Ltd.	—	367	—	—
- Add a friend (Guangzhou) Co., Ltd.	—	—	—	80

Provision of guarantee for a subsidiary of the then equity-accounted investee
- Mingyou (ii)	160,000	—	—	—

Purchase of catering services
- Guangzhou Chuyunju Catering Service Co., Ltd.	8,816	—	—	—
- Guangzhou Chuyunju Catering Management Co., Ltd.	3,104	6,078	3,888	7,637

Rental and related expenses
- Guangzhou Mingyou Business Development Co., Ltd. (iv)	—	2,359	4,016	8,016
- MINISO (Zhaoqing) Industrial Investment Co., Ltd.	—	—	200	5,785
- Guangzhou Mingyou Business Management Co., Ltd.	—	—	347	—

Payment of lease liabilities
- MINISO (Zhaoqing) Industrial Investment Co., Ltd.(iii)	4,147	26,583	19,271	43,417

Payment of rental deposits
- MINISO (Zhaoqing) Industrial Investment Co., Ltd. (iii)	—	10,647	113	5,947
- Guangzhou Mingyou Business Development Co., Ltd. (iv)	—	1,710	—	—

Loan provided to
- Miniso Winky Italy S.r.l.	—	—	—	19,681

Payment of earnest money in connection with lease of a property
- Guangzhou Mingyou Business Management Co., Ltd.	—	—	1,000	—

Notes:

(i)

Pursuant to the information technology support and consulting services agreements entered into between the Group and Haydon (Shanghai) Technology Co., Ltd., Wow Colour Beauty Guangdong Technology Limited, ACC Super Accessories Shenzhen Technology Limited and Henhaohe Tea Guangdong Limited, the Group provided business management systems deployment and support services to these entities during the years ended June 30, 2022 and 2023, the six months ended December 31, 2023 and the year ended December 31, 2024.

(ii)

On January 25, 2021, MINISO Guangzhou provided a performance guarantee of RMB160,000,000 to a local government for the commitment of tax levies paid by the subsidiaries of MINISO Guangzhou in that district and Mingyou for the calendar year of 2021, which was valid from April 1, 2021 to March 31, 2022. The above entities have met the commitment for the calendar year of 2021 and therefore MINISO Guangzhou is not required to make any compensation to the local government under the above performance guarantee.

(iii)

The Group entered into lease agreements with MINISO (Zhaoqing) Industrial Investment Co., Ltd. for lease of properties for storage of inventories and employee dormitories with fixed lease payments for two to five years.

During the years ended June 30, 2022 and 2023, the six months ended December 31, 2023 and the year ended December 31, 2024, the Group recognized right-of-use assets and lease liabilities of RMB35,438,000, RMB69,295,000, RMB2,065,000 and RMB64,741,000 respectively at the commencement dates of these new leases. The Group also paid rental deposits of RMB10,647,000, RMB113,000 and RMB5,947,000 in connection with these leases during the year ended June 30, 2023, the six months ended December 31, 2023 and the year ended December 31, 2024.

During the years ended June 30, 2022 and 2023, the six months ended December 31, 2023 and the year ended December 31, 2024, the Group made payments of lease liabilities of RMB4,147,000, RMB26,583,000, RMB19,271,000 and RMB43,417,000 respectively to MINISO (Zhaoqing) Industrial Investment Co., Ltd. in connection with the lease of properties.

(iv)

In March 2023, the Group entered into a five-year lease agreement with fixed lease payments in respect of a property for store operation with Guangzhou Mingyou Business Development Co., Ltd.. In April 2023, the five-year lease agreement was cancelled and replaced with a nine-month lease agreement for the same property out of commercial considerations. A right-of-use asset and a lease liability of RMB35,993,000 were initially recognized at the commencement date of the five-year lease agreement and were subsequently derecognized upon the cancellation of the agreement. Total rental and related expenses incurred in connection with the lease of this property during the year ended June 30, 2023 and the six months ended December 31, 2023 were RMB2,359,000, RMB4,016,000, respectively. The Group also paid rental deposit of RMB1,710,000 in connection with the lease of this property during the year ended June 30, 2023.

In January 2024, the Group entered into another twelve-month lease agreement with Guangzhou Mingyou Business Development Co., Ltd. for the same property. Total rental and related expenses incurred in connection with the lease of this property during the year ended December 31, 2024 was RMB8,016,000.

Schedule of balances with related parties

	As at June 30,	As at December 31,
	2023	2023	2024
	RMB’000	RMB’000	RMB’000
Trade related:
Included in non-current trade and other receivables from related parties:
- MINISO (Zhaoqing) Industrial Investment Co., Ltd.	10,647	10,760	16,708

Included in current trade and other receivables from related parties:
- Haydon (Shanghai) Technology Co., Ltd.	46	54	53
- Wow Colour Beauty Guangdong Technology Limited	767	1,508	899
- ACC Super Accessories Shenzhen Technology Limited	293	277	688
- MINISO Lifestyle Nigeria Limited	2,484	12,427	786
- MINISO (Zhaoqing) Industrial Investment Co., Ltd.	—	3,339	6,271
- Guangzhou Mingyou Business Development Co., Ltd.	2,012	1,710	3,173
- Guangzhou Mingyou Business Management Co., Ltd.	—	1,000	1,000
- KOURITEN LIMITED	—	7,521	12,629
	5,602	27,836	25,499

Included in trade and other payables to related parties:
- Shanghai Kerong Networks Limited	1,102	319	162
- Wow Colour Beauty Guangdong Technology Limited	—	—	51
- Nome Design (Guangzhou) Limited	126	126	—
- ACC Super Accessories Shenzhen Technology Limited	9	9	9
- Guangzhou Chuyunju Catering Service Co., Ltd.	4,204	4,204	4,204
- Guangzhou Chuyunju Catering Management Co., Ltd.	880	1,676	2,072
- Guangzhou Mingyou Business Development Co., Ltd.	50	—	83
- MINISO (Zhaoqing) Industrial Investment Co., Ltd.	—	—	542
- KOURITEN LIMITED	—	1,000	1,000
	6,371	7,334	8,123

Included in lease liabilities due to related parties:
- MINISO (Zhaoqing) Industrial Investment Co., Ltd.	78,914	68,406	104,097

Included in contract liabilities due to related parties:
- MINISO Lifestyle Nigeria Limited	—	—	4,850
- Miniso Winky Italy S.r.l.	—	—	1,115
- KOURITEN LIMITED	—	2,388	—
	—	2,388	5,965
Non-trade related:
Included in current trade and other receivables from related parties:
- Miniso Winky Italy S.r.l.	—	—	19,925